Document And Entity Information	Jun. 30, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2025
Entity Registrant Name	Greystone Housing Impact Investors LP
Entity Central Index Key	0001059142
Entity Emerging Growth Company	false
Entity File Number	001-41564
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0810385
Entity Address, Address Line One	14301 FNB Parkway, Suite 211
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68154
City Area Code	402
Local Phone Number	952-1235
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Beneficial Unit Certificates representing assignments of limited partnership interests in Greystone Housing Impact Investors LP
Trading Symbol	GHI
Security Exchange Name	NYSE
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (the “Amendment”) is being filed by Greystone Housing Impact Investors LP (the “Partnership”) to correct a typographical error in the Partnership’s Current Report on Form 8-K filed with the Securities and Exchange Commission on July 7, 2025 (the “Original Report”). Specifically, under Item 1.02 of the Original Report, the Company inadvertently omitted the expiration date of the Partnership’s Amended and Restated Credit Agreement executed between the Partnership and Bankers Trust Company on August 23, 2021. The expiration date is June 2025. This Amendment makes no other changes to the Original Report. This Amendment does not reflect events occurring after the date of the Original Report and does not update or modify any disclosures other than as expressly set forth herein.